RISKS AND UNCERTAINTIES	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Risks and Uncertainties [Line Items]
RISKS AND UNCERTAINTIES	CONCENTRATION
At December 31, 2025 and 2024, the Brinker common stock fund was $43,929,678 and $45,073,681, respectively, and represented approximately 8.0% and 9.4%, respectively, of the Plan’s total investments at fair value.
RISKS AND UNCERTAINTIES
The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market and credit risks, and global events. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits. It is not possible at this time to reasonably estimate the possible loss or range of loss, if any. Management further cautions that it is not possible to see all such factors, and financial statement users should not consider the identified factors as a complete list of all risks and uncertainties.